Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
Additional disclosures
Weighted-average grant date fair value (in dollars per share)	$ 0.14	$ 0.18
Unrecognized non-cash compensation cost	$ 227,000
Weighted average period for recognition of unrecognized non-cash compensation cost	1 year 3 months 11 days
$0.18 - 0.42
Stock option activity by range of exercise prices
Exercise price, low end of the range (in dollars per share)	$ 0.18
Exercise price, high end of the range (in dollars per share)	$ 0.42
Number of Shares Outstanding	5,150,000
Weighted Average Contractual Life	6 years 29 days
Weighted Average Exercise Price, Outstanding (in dollars per share)	$ 0.25
Number of Shares Exercisable	3,387,700
Weighted Average Remaining Contractual Life	5 years 6 months 29 days
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 0.23